Trade and other payables	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables
Trade and other payables

				$ million
		2018		2017
	Current	Non-current	Current	Non-current
Financial liabilities
Trade payables	26,252	—	26,983	—
Amounts payable to joint ventures and associates	2,369	—	1,857	—
Payables for capital expenditure and acquisitions[a]	7,325	1,345	3,810	1,269
Payables related to the Gulf of Mexico oil spill[b]	2,279	11,922	2,089	12,253
Other payables	4,980	318	5,733	60
	43,205	13,585	40,472	13,582
Non-financial liabilities
Sales taxes, customs duties, production taxes and social security	2,272	35	2,586	50
Other payables	788	210	1,151	257
	3,060	245	3,737	307
	46,265	13,830	44,209	13,889

[a]	Includes $3,514 million deferred consideration relating to the acquisition of Petrohawk Energy Corporation from BHP Billiton Petroleum (North America) Inc. See Note 3 for further information.
[b] See Note 2 for further information.
Materially all of BP's trade payables have payment terms in the range of 30 to 60 days and give rise to operating cash flows. The active management of supplier payment terms within this range enables BP to optimize and reduce volatility in cash flow.
Trade and other payables, other than those relating to the Gulf of Mexico oil spill, are predominantly interest free. See Note 29 (c) for further information.